SEGMENT AND GEOGRAPHICAL INFORMATION (Operating Results of Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 172,929	$ 124,497	$ 96,346
Depreciation and amortization	761	764	711
Income (loss) from continuing operations	1,540	(5,254)	(7,826)
Total assets from continuing operations	34,871	28,655	21,156
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue
Depreciation and amortization	3	2	3
Income (loss) from continuing operations	(99)	(3,938)	(3,268)
Total assets from continuing operations	404	447	411
Airport Security and Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	172,102	124,130	95,945
Depreciation and amortization	689	671	653
Income (loss) from continuing operations	5,106	2,373	(1,254)
Total assets from continuing operations	34,006	27,720	20,307
Technology [Member]
Segment Reporting Information [Line Items]
Revenue	827	367	401
Depreciation and amortization	69	91	55
Income (loss) from continuing operations	(3,467)	(3,689)	(3,304)
Total assets from continuing operations	$ 461	$ 488	$ 438